RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables to clients
RELATED PARTY BALANCES AND TRANSACTIONS
Payables to directors and officers	$ 29,705	$ 44,480
Directors and officers and their spouses | Brokerage Services and Margin Loans
RELATED PARTY BALANCES AND TRANSACTIONS
Revenues earned	$ 624	$ 1,430	$ 1,642